Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value

	Nonvested Stock	Weighted Average Grant Date Market Price
At December 31, 2010	466,710	25.52
Granted	487,450	7.26
Vested	(121,086)	20.02
At December 31, 2011	833,074	15.64
Granted	373,000	7.31
Vested	(194,087)	25.73
Forfeited	(16,835)	21.60
At December 31, 2012	995,152	10.44

Schedule of unrecognized compensation cost
Amount
2013	3,018
2014	1,330
2015	98
2016	3
4,449